Fair Value Measurements (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers	$ 0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	0
Assets:
Investments held in Trust Account	345,012,880
Cash
Assets:
Investments held in Trust Account	4,000
Level 1 | U.S. Treasury Securities
Assets:
Investments held in Trust Account	345,012,881
Level 2 | U.S. Treasury Securities
Assets:
Investments held in Trust Account	0
Level 3 | U.S. Treasury Securities
Assets:
Investments held in Trust Account	$ 0